IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF
Consolidated Schedule of Investments
August 31, 2026 (Unaudited)
PURCHASED OPTIONS - 38.0%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 38.0%
iShares Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $43.00	$16,081,200	3,600	$1,854,000
SPDR Gold Shares, Expiration: 12/31/2026; Exercise Price: $400.01	16,663,536	408	1,183,290
Total Call Options			3,037,290

TOTAL PURCHASED OPTIONS (Cost $3,861,380)			3,037,290

SHORT-TERM INVESTMENTS - 35.9%
Money Market Funds - 35.9%		Shares	Value
First American Government Obligations Fund - Class X, 3.59%(e)		2,875,975	2,875,975

TOTAL SHORT-TERM INVESTMENTS (Cost $2,875,975)			2,875,975

TOTAL INVESTMENTS - 73.9% (Cost $6,737,355)			$5,913,265
Other Assets in Excess of Liabilities - 26.1%			2,089,367
TOTAL NET ASSETS - 100.0%			$8,002,632

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF
Consolidated Schedule of Written Options Contracts
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (1.9)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.2)%
iShares Bitcoin Trust ETF, Expiration: 9/4/2026; Exercise Price: $45.00	$(3,216,240)	(720)	$(42,840)
SPDR Gold Shares, Expiration: 9/30/2026; Exercise Price: $430.00	(5,881,248)	(144)	(52,200)
Total Call Options			(95,040)

Put Options - (0.7)%
iShares Bitcoin Trust ETF, Expiration: 9/4/2026; Exercise Price: $44.00	(3,216,240)	(720)	(26,640)
SPDR Gold Shares, Expiration: 9/4/2026; Exercise Price: $410.00	(2,818,098)	(69)	(33,983)
Total Put Options			(60,623)

TOTAL WRITTEN OPTIONS (Premiums received $159,133)			$(155,663)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.